Prudential Investment Portfolios 2

PGIM QMA US Broad Market Index Fund

PGIM QMA International Developed Markets Index Fund

(each a Fund, and collectively, the Funds)

Supplement dated February 12, 2021 to each

Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information (SAI)

John W. Moschberger, CFA has announced is his intention to retire in the 4th quarter of 2021. Effective immediately, Stacie Mintz, CFA, will be added as a portfolio manager for the Funds. Edward Lithgow, CFA, and Edward Louie will continue to serve as portfolio managers for the Funds.

To reflect this change, each Fund's Summary Prospectus, Prospectus and SAI are hereby revised as follows:

1.The tables in the sections of each Fund's Summary Prospectus entitled "Management of the Fund," and the Prospectus for PGIM QMA International Developed Markets Index Fund entitled "Summary: PGIM QMA International Developed Markets Index Fund – Management of the Fund," and the Prospectus for and PGIM QMA US Broad Index Fund entitled "Summary: PGIM QMA US Broad Index Fund – Management of the Fund", are hereby revised by adding the information set forth below with respect to Ms. Mintz and the footnote set forth below with respect to Mr. Moschberger:

Investment	Subadviser	Portfolio
Managers		Managers

PGIM Investments	QMA LLC	John W.
LLC		Moschberger,
CFA*
Stacie Mintz,
CFA

*Mr. Moschberger has announced his intention to retire in the 4th quarter of 2021.

Title	Service Date

Managing Director,	November 2016
Head of Equity Indexing
Managing Director, Co-	February 2021
Head of the Quantitative
Equity team & Portfolio
Manager

2.The sections of the Prospectus for PGIM QMA International Developed Markets Index Fund entitled "How the Fund is Managed – Portfolio Managers – PGIM QMA International Developed Markets Index Fund" and the Prospectus for and PGIM QMA US Broad Index Fund entitled "How the Fund is Managed – Portfolio Managers – PGIM QMA US Broad Market Index Fund", are revised by adding the following professional biography for Ms. Mintz:

Stacie L. Mintz, CFA, is a Managing Director, Co-Head of the Quantitative Equity team and Portfolio Manager for QMA. In this capacity, she leads the portfolio managers on the Quantitative Equity team. She is responsible for enhancements to the Quantitative Equity models and portfolio analytic tools. Prior to her current role, she served as the Head of Equity Portfolio Management for QMA. Previously, Stacie was a member of the former Asset Allocation team where she was responsible for several retail and institutional portfolios. During that time, she was also responsible for managing the overall asset allocation for the Prudential Pension Plan. She earned a BA in economics from Rutgers University and an MBA in finance from the New York University Stern School of Business.

3.The table in the section of the PGIM QMA US Broad Market Index Fund SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the information pertaining to Ms. Mintz set forth below:

Fund	Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
		Managers	Investment	Investment	Total Assets
			Companies/Total	Vehicles/ Total
			Assets	Assets
PGIM QMA US
Broad Market					33/$5,105,508,696
Index Fund	QMA LLC	Stacie Mintz, CFA*	21/$10,813,930,694	28/$16,140,898,391	11/$2,723,136,237

*Information is as of December 31, 2020.

4.The table in the section of the PGIM QMA International Developed Markets Index Fund SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the information pertaining to Ms. Mintz set forth below:

Fund	Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
		Managers	Investment	Investment	Total Assets
			Companies/Total	Vehicles/ Total
			Assets	Assets
PGIM QMA
International
Developed
Markets Index					33/$5,105,508,696
Fund	QMA LLC	Stacie Mintz, CFA*	21/$10,809,933,613	28/$16,140,898,391	11/$2,723,136,237

*Information is as of December 31, 2020.

5.The table in the section of the PGIM QMA US Broad Market Index Fund SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the information pertaining to Ms. Mintz set forth below:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests in the Funds and Similar
Strategies*
QMA	Stacie Mintz, CFA**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include the Funds and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Funds. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts. "Investments" include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) plan and/or deferred compensation plan. "Other Financial Interests" include interests in the Fund and in investment accounts in similar strategies resulting from awards under an investment professional's long-term compensation plan, where such awards track the performance of certain strategies and are subject to increase or decrease based on the annual performance of such strategies.

The dollar range for Stacie Mintz' investment in the Fund is as follows: None.

**Information is as of December 31, 2020.

6.The table in the section of the PGIM QMA International Developed Markets Index Fund SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the information pertaining to Ms. Mintz set forth below:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests in the Funds and Similar
Strategies*
QMA	Stacie Mintz, CFA**	None

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include the Funds and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Funds. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts. "Investments" include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) plan and/or deferred compensation plan. "Other Financial Interests" include interests in the Fund and in investment accounts in similar strategies resulting from awards under an investment professional's long-term compensation plan, where such awards track the performance of certain strategies and are subject to increase or decrease based on the annual performance of such strategies.

The dollar range for Stacie Mintz' investment in the Fund is as follows: None.

**Information is as of December 31, 2020.

LR1349